Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2021
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Critical Accounting Estimates and Judgements
3	Critical accounting estimates and judgements
Estimates and judgements used in preparing the financial statements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

(a)	Passenger ticket breakage
The Group recognises traffic revenues in accordance with the accounting policy stated in Note 2.7 to the consolidated financial statements. Passenger ticket breakage is recognised as revenue based on estimates. The Group estimates the value of passenger ticket breakage, reduces contract liabilities and recognises revenue at the scheduled flight date using a portfolio-based approach. The breakage rate is estimated and constrained by reference to the historical trend of passenger ticket breakage.

(b)	Recognition of contract liabilities for frequent flyer programme
Passenger ticket sales earning mileage points under the Company’s frequent flyer programme provide customers with mileage points earned and air transportation. A portion of passenger revenue attributable to the mileage points issued is deferred based on the relative stand-alone selling price approach. Significant assumptions are used in determining the estimated stand-alone selling price of mileage points, including the historical prices of equivalent flights and goods provided, which is estimated by reference to the quantitative value a program member receives by redeeming mileage points for flights and goods, and the estimated Breakage. The Breakage is estimated considering historical redemption pattern, current industry and economic trends and other relevant factors. Changes in the significant assumptions could have a significant effect on the balance of contract liabilities for frequent flyer programme and the results of operations.

(c)	Provision for lease return costs for aircraft and engines
Provision for lease return costs for aircraft and engines is recognised as part of the right-of-use
assets and are depreciated during the lease term. The estimation of the provision is made taking into account anticipated aircraft and engines’ utilisation patterns and the anticipated return costs derived from historical experience of actual return costs incurred. Different estimates could significantly affect the estimated provision for lease return costs for aircraft and engines.

(d)	Retirement benefits
The Group operates and maintains a defined retirement benefit plan which provides eligible retirees with benefits including retirement subsidies, transportation allowance as well as other welfare. The cost of providing the aforementioned benefits in the defined retirement benefit plan is actuarially determined and recognised over the employee’s service period by utilising various actuarial assumptions and using the projected unit credit method in accordance with the accounting policy stated in Note 2.31 to the consolidated financial statements. These assumptions include, without limitation, the selection of discount rate and annual rate of increase of per capita benefit payment. The discount rate is based on management’s review of government bonds. The annual rate of increase of benefit payments is based on the general local economic conditions.
Additional information regarding the retirement benefit plan is disclosed in Note 39 to the consolidated financial statements.

(e)	Deferred income tax
Deferred tax assets are recognised for unused tax losses and deductible temporary difference to the extent that it is probable that taxable profit will be available against which the losses and deductible temporary difference, and the carry forward of unused tax credits and unused tax losses can be utilised. Significant management judgement is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and level of future taxable profits together with future tax planning strategies. To determine the future taxable profits, reference was made to the latest available profit forecast. The key assumptions adopted in the future taxable profit forecast include revenue growth rates and gross margin rates.

(f)	Estimated impairment of long-term assets (other than goodwill)
The Group tests whether property, plant and equipment,
right-of-use
assets, intangible assets (other than goodwill),
advanced payments on acquisition of aircraft and other
non-current
assets have been impaired in accordance with the accounting policy stated in Note 2.18 to the consolidated financial statements. The recoverable amount of the cashgenerating unit has been determined based on the higher of its value in use and its fair value less costs of disposal. The cash flow projections used to determine the value in use of a cash-generating unit, including the airline transportation operations cash-generating unit, is based on significant assumptions, such as revenue growth rates, long term growth rate, gross margin rates, and discount rate applied to the projected cash flows. These assumptions may be affected by unexpected changes in future market or economic conditions.

(g)	Impairment of goodwill
The Group determines whether goodwill is impaired at least on an annual basis. This requires an estimation of the recoverable amount which is the higher of its value in use and its fair value less costs of disposal. The Group uses the value in use of the cash-generating unit to which the goodwill is allocated to determine the recoverable amount. The cash flow projections used to determine the value in use of a cash-generating unit, including the airline transportation operations cash-generating unit, is based on significant assumptions, such as revenue growth rates, long term growth rate, gross margin rates, and discount rate applied to the projected cash flows. These assumptions may be affected by unexpected changes in future market or economic conditions.

(h)	Leases — estimating the incremental borrowing rate
The Group cannot readily determine the interest rate implicit in a lease, and therefore, it uses an incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. The IBR therefore reflects what the Group “would have to pay”, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when it needs to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating) when necessary.

(i)	Depreciation of property, plant and equipment and right-of-use assets
Depreciation of components related to the owned and leased airframe and engine overhaul costs are based on the Group’s historical experience with similar airframe and engine models and taking into account anticipated overhauls costs, timeframe between each overhaul, ratio of actual flying hours and estimated flying hours between overhauls. Different judgments or estimates could significantly affect the estimated depreciation charge and the results of operations.
Except for components related to the owned and leased airframe and engine overhaul costs, other property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. The useful lives are based on the Group’s historical experience with similar assets and taking into account anticipated technological changes. The Group reviews the estimated useful lives of assets regularly in order to determine the amount of depreciation expense to be recorded during any reporting period. The depreciation expense for future periods is adjusted if there are significant changes from previous estimates.